Other Gains (Losses) - Summary of Other gains (losses) (Detail) - USD ($) $ in Thousands			12 Months Ended
	Oct. 24, 2023	Feb. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment			$ 5,541		$ (444)
Gain (loss) on sale of other investments			260	$ 248
Other Gains (Losses)			$ 5,801	(310)	264,136
Arcadia Generacin Solar S.A, Held for Sale
Disclosure Of Other Gain And Loss [Line Items]
Proportion of ownership interest in a subsidiary sold	99.99%					99.99%
Sale price	$ 556,223
Buildings
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment					1,142
Huasco Power Station
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment					4,535
Movable Property
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment		$ 1,142
Arcadia Generacin Solar S.A
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments				$ (558)	256,716
Transmisora Elctrica de Quillota Ltda
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments					$ 2,187